Intangible assets	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
Intangible assets

	IP R&D	Computer software	Patents	Total
	£'000s	£'000s	£'000s	£'000s
Cost
At January 1, 2017	1,469	6	592	2,067
Additions	—	5	203	208
Disposals	—	—	(68)	(68)
At December 31, 2017	1,469	11	727	2,207
Accumulated amortization
At January 1, 2017	—	1	189	190
Charge for year	—	5	111	116
Disposals	—	—	(68)	(68)
At December 31, 2017	—	6	232	238
Net book value
At December 31, 2017	1,469	5	495	1,969

	IP R&D	Computer software	Patents	Total
	£'000s	£'000s	£'000s	£'000s
Cost
At January 1, 2018	1,469	11	727	2,207
Additions	—	4	251	255
Disposals	—	—	(6)	(6)
At December 31, 2018	1,469	15	972	2,456
Accumulated amortization
At January 1, 2018	—	6	232	238
Charge for year	—	5	85	90
Disposals	—	—	(6)	(6)
At December 31, 2018	—	11	311	322
Net book value
At December 31, 2018	1,469	4	661	2,134

Intangible assets comprise patents, computer software and an IP R&D asset that arose on the acquisition of Rhinopharma and investment in patents to protect ensifentrine.
IP R&D is currently not amortized and is reviewed for impairment on an annual basis, together with goodwill, or where there is an indication that the assets might be impaired until the asset is brought into use.
Patents are amortized over a period of ten years and are regularly reviewed for impairment to ensure the carrying amount exceeds the recoverable amount in accordance with note 2.8.
Recognizing that the Company is still in its pre-revenue phase and that the research projects are not yet ready for commercial use, the Company assesses the recoverable amount of the CGU containing the IP R&D and goodwill with reference to the Company's market capitalization as of December 31, 2018, the date of testing of IP R&D and goodwill impairment. The market capitalization of the Company was approximately £92.2 million as of December 31, 2018, (2017: £109.7 million) compared to the Company's net assets of £62.9 million (2017: £79.9 million). Therefore, no impairment was recognized.
The Company notes that after the reduction in the share price since December 31, 2018, and as at February 21, 2019, the market value of the Company was £6.6 million less than the net book value as of 31 December 2018. The Company judges that the decline in the share price was a reaction to recent clinical trial results and was driven by relatively low trading volumes.  The Company believes that the trial data was encouraging and notes that this has not resulted in a significant change in development plans, timelines, potential market share or pricing.